Allowance For Loan Losses - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in provision for loan losses	¥ (66,007)	¥ (266,177)	¥ 162,991